Portfolio of Investments November 30, 2025
NXJ
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 167.2% (98.6% of Total Investments)
X 888,181,007 MUNICIPAL BONDS - 167.2%  (98.6% of Total Investments) X –
CONSUMER STAPLES - 5.3% (3.1% of Total Investments)
$ 8,525,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
4 .000% 06/01/37 $ 8,490,822
12,895,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/46 12,835,273
7,250,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 7,049,615
TOTAL CONSUMER STAPLES 28,375,710
EDUCATION AND CIVIC ORGANIZATIONS - 19.5% (11.5% of Total Investments)
1,000,000 Atlantic County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, Stockton University Atlantic
City Campus Phase II, Series 2021A - AGM Insured
4 .000 07/01/53 902,914
715,000 Camden County Improvement Authority, New Jersey, School
Revenue Bonds, KIPP: Cooper Norcross Academy 2022 Project,
Social Series 2022
6 .000 06/15/62 742,321
1,600,000 Essex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, Institute of Technology CHF-
Newark, LLC-NJIT Student Housing Project, Series 2021A - BAM
Insured
4 .000 08/01/51 1,497,572
1,000,000 Essex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, Institute of Technology CHF-
Newark, LLC-NJIT Student Housing Project, Series 2021A - BAM
Insured
4 .000 08/01/56 925,175
1,000,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, Rowan University Fossil Park & Student Center Projects,
Series 2021 - BAM Insured
4 .000 07/01/46 974,420
3,210,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, Rowan University Project, County Guaranteed Loan,
Series 2024 - BAM Insured
5 .000 07/01/49 3,343,803
4,000,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, Rowan University Project, County Guaranteed Loan,
Series 2024 - BAM Insured
5 .000 07/01/54 4,149,434
1,290,000 Montclair State University, New Jersey, General Obligation
Bonds, Series 2025A
5 .000 07/01/32 1,461,749
885,000 Montclair State University, New Jersey, General Obligation
Bonds, Series 2025A
5 .000 07/01/33 1,012,779
715,000 Montclair State University, New Jersey, General Obligation
Bonds, Series 2025A
5 .000 07/01/34 823,338
1,060,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, Central Jersey College Prep Charter School
Project, Series 2025
5 .125 11/01/55 1,061,139
1,000,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, Foundation Academy Charter School, Series
2018A
5 .000 07/01/50 925,959
175,000 (a) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Teaneck Community Charter School, Series
2017A
5 .125 09/01/52 168,531
840,000 New Jersey Economic Development Authority, Revenue Bonds,
The Seeing Eye Inc., Refunding Series 2017
3 .000 06/01/32 835,445
500,000 New Jersey Economic Development Authority, Revenue Bonds,
The Seeing Eye Inc., Refunding Series 2017
5 .000 06/01/32 518,261
770,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Kean University, Refunding Series 2015H - AGM Insured
4 .000 07/01/39 770,144
6,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2024A-1
5 .000 03/01/37 6,904,351
10,000,000 (b) New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2024B, (UB)
4 .000 03/01/53 9,537,423
330,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F
3 .750 07/01/37 253,305
3,830,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F
4 .000 07/01/42 2,770,005

Portfolio of Investments November 30, 2025
(continued)
NXJ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,200,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Refunding Series 2015C
5 .000% 07/01/35 $ 1,200,887
775,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Refunding Series 2017D
3 .500 07/01/44 643,886
515,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2013D
5 .000 07/01/38 515,315
1,935,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2013D
5 .000 07/01/43 1,935,202
1,980,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2016C
3 .000 07/01/46 1,476,846
1,060,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A
5 .000 07/01/37 1,082,650
2,280,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A
5 .000 07/01/42 2,304,320
1,050,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A
4 .000 07/01/47 953,004
3,160,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A
5 .000 07/01/47 3,174,914
4,560,000 New Jersey Educational Facilities Authority, Revenue Bonds,
William Paterson University, Series 2015C
5 .000 07/01/40 4,562,762
2,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
William Paterson University, Series 2017B - AGM Insured
5 .000 07/01/42 2,029,171
2,295,000 New Jersey Educational Facilities Authority, Revenue Bonds,
William Paterson University, Series 2017B - AGM Insured
5 .000 07/01/47 2,313,099
875,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Senior Series 2021B,
(AMT)
2 .500 12/01/40 823,485
8,295,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Senior Series 2022B,
(AMT)
4 .000 12/01/41 8,243,573
365,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A, (AMT)
3 .750 12/01/30 365,208
370,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A, (AMT)
4 .000 12/01/32 370,020
290,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A, (AMT)
4 .000 12/01/33 289,994
315,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A, (AMT)
4 .000 12/01/35 314,943
1,215,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2023B, (AMT)
4 .000 12/01/44 1,170,500
1,000,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2024B, (AMT)
4 .250 12/01/45 995,669
2,650,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2025-1B, (AMT)
4 .500 12/01/45 2,721,920
2,430,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Subordinate Series
2021C, (AMT)
3 .250 12/01/51 1,761,347
2,500,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Subordinate Series
2022C, (AMT)
5 .000 12/01/52 2,485,609
365,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Series 2019B, (AMT)
3 .250 12/01/39 354,345
465,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Series 2020B, (AMT)
3 .500 12/01/39 449,670
6,855,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Subordinate Series 2017-C, (AMT)
4 .250 12/01/47 6,395,116
4,795,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Subordinate Series 2019C, (AMT)
3 .625 12/01/49 3,708,344
1,000,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Subordinate Series 2020C, (AMT)
4 .250 12/01/50 879,476
1,060,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5 .000 07/01/45 1,143,977
3,430,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5 .250 07/01/50 3,726,987

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 2,865,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5 .250% 07/01/55 $ 3,099,025
1,560,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Community Charter School of Paterson,
Series 2024A
5 .000 01/01/55 1,471,072
1,000,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Paterson Arts & Science Charter School,
Series 2023
5 .500 07/01/58 1,024,090
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 103,564,494
HEALTH CARE - 14.7% (8.7% of Total Investments)
2,880,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
2 .375 07/01/46 1,874,872
1,215,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
3 .000 07/01/51 904,213
85,000 New Jersey Health Care Facilities Finance Authority, Revenue
Bonds, AHS Hospital Corporation, Series 2008A
5 .000 07/01/27 85,079
1,935,000 (b) New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, AHS Hospital Corporation, Refunding Series 2016
4 .000 07/01/41 1,922,180
700,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Hackensack Meridian Health Obligated Group, Refunding
Series 2017A
5 .000 07/01/28 724,163
4,140,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Hackensack Meridian Health Obligated Group, Refunding
Series 2017A
5 .000 07/01/57 4,173,705
210,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Hunterdon Medical Center, Refunding Series 2014A
4 .000 07/01/45 197,501
13,810,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2017A
5 .000 07/01/42 13,977,182
6,220,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2024A
4 .125 07/01/54 5,720,166
5,880,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2024A
5 .250 07/01/54 6,240,364
830,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Princeton HealthCare System, Series 2016A
5 .000 07/01/32 840,284
1,055,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Princeton HealthCare System, Series 2016A
5 .000 07/01/33 1,067,712
1,370,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Princeton HealthCare System, Series 2016A
5 .000 07/01/34 1,386,286
2,150,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Refunding Series
2016A
5 .000 07/01/43 2,161,302
375,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Refunding Series
2024A
4 .250 07/01/54 362,982
2,055,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Series 2021A
4 .000 07/01/45 1,964,822
2,155,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Series 2021A
3 .000 07/01/51 1,648,947
1,755,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Series 2021A
4 .000 07/01/51 1,598,743
1,600,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
3 .000 07/01/32 1,495,524
1,135,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
4 .000 07/01/34 1,135,258
2,100,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
5 .000 07/01/35 2,108,631
4,265,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
5 .000 07/01/36 4,279,335
3,085,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
5 .000 07/01/41 3,091,789

Portfolio of Investments November 30, 2025
(continued)
NXJ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 6,595,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
4 .000% 07/01/48 $ 5,748,237
3,875,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, University Hospital Issue, Refunding Series 2015A - AGM
Insured
4 .125 07/01/38 3,875,788
3,915,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, University Hospital Issue, Refunding Series 2015A - AGM
Insured
5 .000 07/01/46 3,916,417
1,500,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Valley Health System Obligated Group, Series 2019
4 .000 07/01/44 1,418,286
5,350,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Valley Health System Obligated Group, Series 2019
3 .000 07/01/49 4,178,131
TOTAL HEALTH CARE 78,097,899
HOUSING/MULTIFAMILY - 7.4% (4.3% of Total Investments)
450,000 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Kean Properties LLC - Kean University Student
Housing Project, Series 2017A
5 .000 07/01/47 424,462
1,400,000 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Kean Properties LLC - Kean University Student
Housing Project, Series 2017A
5 .000 01/01/50 1,296,788
1,900,000 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Rowan Properties LLC - Rowan University
Student Housing Project, Series 2015A
5 .000 01/01/48 1,822,198
6,575,000 New Jersey Economic Development Authority, Revenue Bonds,
West Campus Housing LLC - New Jersey City University Student
Housing Project, Series 2015
5 .000 07/01/47 5,828,285
3,292,153 New Jersey Housing & Mortgage Finance Agency, Multifamily
Conduit Revenue Bonds, Cherry Garden Apartments Project,
Series 2021B
2 .375 01/01/39 2,713,937
1,730,000 New Jersey Housing & Mortgage Finance Agency, Multifamily
Conduit Revenue Bonds, Riverview Towers Apartments, Series
2024B
5 .250 12/20/65 1,909,755
3,500,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Conduit Revenue Bonds, Forest Hill House, Series 2024A-1
5 .000 01/20/66 3,589,470
1,785,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Conduit Revenue Bonds, Montgomery Gateway Apartments,
Series 2025A
4 .550 05/01/41 1,885,649
4,320,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2015A
4 .000 11/01/45 4,046,361
2,000,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2017D, (AMT)
3 .900 11/01/32 2,002,353
1,750,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2017D, (AMT)
4 .250 11/01/37 1,751,369
1,150,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2020A
2 .300 11/01/40 908,104
500,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2020A
2 .450 11/01/45 361,286
1,000,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2020A
2 .550 11/01/50 665,637
1,000,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2020A
2 .625 11/01/56 645,545
1,500,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2021A
2 .250 11/01/36 1,261,930
1,270,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2021A
2 .650 11/01/46 915,642
1,445,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2021A
2 .700 11/01/51 980,225
1,310,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2021A
2 .750 11/01/56 875,065
1,000,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2023C, (AMT)
5 .000 11/01/38 1,032,195
1,000,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2023E-1
4 .350 05/01/45 1,000,601

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 1,500,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2023E-1
4 .550% 05/01/55 $ 1,504,198
1,175,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2023E-1
4 .600 05/01/60 1,163,085
690,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2024A
4 .500 05/01/50 675,811
TOTAL HOUSING/MULTIFAMILY 39,259,951
HOUSING/SINGLE FAMILY - 13.0% (7.7% of Total Investments)
5,280,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A
3 .600 04/01/33 5,300,177
3,025,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A
3 .750 10/01/35 3,028,287
2,840,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018B, (AMT)
3 .800 10/01/32 2,842,784
4,585,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2019C
3 .500 10/01/34 4,552,452
4,835,000 (b) New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2019C, (UB)
3 .850 10/01/39 4,843,393
2,780,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2019C
3 .950 10/01/44 2,703,427
4,810,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2020E
2 .050 10/01/35 4,114,580
6,235,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2020E
2 .250 10/01/40 4,847,259
3,210,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2020E
2 .400 10/01/45 2,331,932
1,000,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2024K
4 .150 10/01/39 1,009,644
1,335,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2024K
4 .550 10/01/44 1,348,042
1,500,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2024K
4 .700 10/01/50 1,504,515
5,995,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2021H
1 .900 10/01/36 4,931,190
4,625,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2021H
2 .150 10/01/41 3,411,878
8,070,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2021H
2 .400 04/01/52 5,379,092
4,040,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2022I
4 .500 10/01/42 4,114,221
2,980,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2022I
4 .600 10/01/46 3,017,757
1,000,000 (b) New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2023J, (UB)
4 .150 10/01/38 1,017,424
2,300,000 (b) New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2023J, (UB)
4 .500 10/01/43 2,344,917
3,850,000 (b) New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2023J, (UB)
4 .700 10/01/48 3,852,620
2,455,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2025M
5 .050 10/01/45 2,551,899
TOTAL HOUSING/SINGLE FAMILY 69,047,490
INDUSTRIALS - 0.6% (0.4% of Total Investments)
1,000,000 New Jersey Economic Development Authority, Energy Facilities
Revenue Bonds, UMM Energy Partners, LLC Project, Series
2012A, (AMT)
4 .750 06/15/32 1,000,436
1,225,000 New Jersey Economic Development Authority, Energy Facilities
Revenue Bonds, UMM Energy Partners, LLC Project, Series
2012A, (AMT)
5 .125 06/15/43 1,224,947
1,000,000 (a) New Jersey Economic Development Authority, New Jersey, Dock
and Wharf Facility Revenue Bonds, Repauno Port & Rail Terminal
Project, Series 2025, (AMT)
6 .625 01/01/45 1,038,748
TOTAL INDUSTRIALS 3,264,131

Portfolio of Investments November 30, 2025
(continued)
NXJ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE - 0.8% (0.4% of Total Investments)
$ 1,110,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5 .250% 01/01/44 $ 1,049,868
2,708,281 (a) New Jersey Economic Development Authority, Revenue Bonds,
White Horse HMT Urban Renewal LLC Project, Series 2020
5 .000 01/01/40 1,918,974
1,410,000 (a) New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018
5 .750 10/01/38 1,034,971
TOTAL LONG-TERM CARE 4,003,813
TAX OBLIGATION/GENERAL - 21.2% (12.5% of Total Investments)
1,000,000 Asbury Park, New Jersey, General Obligation Bonds, Bond
Anticipation Notes Series 2025AB
4 .000 01/14/26 1,001,502
1,780,000 Bridgewater & Raritan School District, Somerset County, New
Jersey, General Obligation Bonds, Series 2024
4 .000 07/15/45 1,752,219
2,920,000 Cumberland County Improvement Authority, New Jersey,
Guaranteed Lease Revenue Bonds, County Correctional Facility
Project, Series 2018 - BAM Insured
4 .000 10/01/43 2,914,220
1,470,000 Cumberland County, New Jersey, General Obligation Bonds,
Series 2021
2 .000 05/15/30 1,368,508
1,475,000 Cumberland County, New Jersey, General Obligation Bonds,
Series 2021
2 .000 05/15/31 1,348,866
600,000 Essex County Improvement Authority, New Jersey, Lease
Revenue Bonds, Essex County Family Court Building Projects,
County Guaranteed Series 2025
5 .000 03/17/26 604,204
2,000,000 Essex County, New Jersey, General Obligation Bonds, Bond
Anticipation Notes, Series 2025
4 .000 07/08/26 2,016,641
1,000,000 Freehold Township Board of Education, Monmouth County, New
Jersey, General Obligation Bonds, School Series 2025
4 .000 08/15/41 1,021,293
625,000 Gloucester County Improvement Authority, New Jersey, General
Obligation Loan Revenue Bonds, Health Sciences Educational
Facilities Projects Series 2024
5 .000 03/01/32 716,398
500,000 Gloucester County Improvement Authority, New Jersey, General
Obligation Loan Revenue Bonds, Health Sciences Educational
Facilities Projects Series 2024
5 .000 03/01/36 577,504
680,000 Hamilton Township, Mercer County Board of Education, New
Jersey, General Obligation Bonds, Series 2017
3 .250 12/15/38 661,676
1,340,000 Harrison, New Jersey, General Obligation Bonds, Parking Utility
Series 2018 - BAM Insured
3 .125 03/01/31 1,347,012
1,110,000 Harrison, New Jersey, General Obligation Bonds, Parking Utility
Series 2018 - BAM Insured
3 .250 03/01/32 1,116,837
1,255,000 Harrison, New Jersey, General Obligation Bonds, Parking Utility
Series 2018 - BAM Insured
3 .500 03/01/36 1,262,237
1,040,000 Hudson County Improvement Authority, New Jersey, County
Guaranteed Governmental Loan Revenue Bonds, Guttenberg
General Obligation Bond Project, Series 2018
5 .000 08/01/42 1,040,752
2,000,000 Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Courthouse
Project, Series 2020
4 .000 10/01/46 1,912,507
2,390,000 Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Courthouse
Project, Series 2020
4 .000 10/01/51 2,221,387
4,235,000 Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Vocational
Technical Schools Project, Series 2016
5 .000 05/01/46 4,249,069
9,775,000 Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Vocational
Technical Schools Project, Series 2016
5 .250 05/01/51 9,810,738
3,500,000 Hudson County, New Jersey, Bond Anticipation Notes, Series
2025
4 .000 02/26/26 3,511,124
650,000 Jersey City Board of Education, Hudson County, New Jersey,
General Obligation Bonds, School Energy Savings Refunding
Series 2023 - AGM Insured
4 .000 08/15/40 669,930
500,000 Jersey City Board of Education, Hudson County, New Jersey,
General Obligation Bonds, School Energy Savings Refunding
Series 2023 - AGM Insured
4 .000 08/15/41 510,309

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 880,000 Jersey City Board of Education, Hudson County, New Jersey,
General Obligation Bonds, School Energy Savings Refunding
Series 2023 - AGM Insured
4 .125% 08/15/42 $ 895,699
5,000,000 Jersey City, New Jersey, General Obligation Bonds, General
Improvement Series 2022A
3 .000 02/15/37 4,752,124
1,000,000 Jersey City, New Jersey, General Obligation Bonds, Refunding
General Improvement Series 2017A
5 .000 11/01/29 1,043,470
515,000 Jersey City, New Jersey, General Obligation Bonds, Refunding
General Improvement Series 2017A
5 .000 11/01/31 537,777
440,000 Jersey City, New Jersey, General Obligation Bonds, Refunding
General Improvement Series 2017A
5 .000 11/01/33 457,910
1,850,000 Madison Borough Board of Education, Morris County, New
Jersey, General Obligation Bonds, School Series 2024
1 .000 08/15/30 1,682,754
1,585,000 Madison Borough Board of Education, Morris County, New
Jersey, General Obligation Bonds, School Series 2024
4 .000 08/15/42 1,595,832
2,255,000 Manalapan-Englishtown Regional Board of Education, New
Jersey, General Obligation Bonds, School Series 2025
4 .000 07/15/43 2,266,667
5,195,000 Manalapan-Englishtown Regional Board of Education, New
Jersey, General Obligation Bonds, School Series 2025
4 .000 07/15/44 5,179,428
1,000,000 Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series 2021A
3 .000 03/01/36 993,158
1,500,000 Montclair Township Board of Education, Essex County, New
Jersey, General Obligation Bonds, School Series 2025
4 .250 08/01/44 1,509,735
35,000 Montclair Township Board of Education, Essex County, New
Jersey, General Obligation Bonds, School Series 2025
4 .375 08/01/45 35,332
1,110,000 New Brunswick, New Jersey, General Obligation Bonds, Cultural
Center Project, Series 2017 - AGM Insured
4 .000 09/15/44 1,110,968
2,000,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
5 .000 06/01/27 2,071,385
3,355,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
4 .000 06/01/31 3,592,998
3,940,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
3 .000 06/01/32 3,984,783
3,280,000 New Jersey State, General Obligation Bonds, Various Purpose
Series 2020
2 .250 06/01/35 2,895,215
1,465,000 New Jersey State, General Obligation Bonds, Various Purpose
Series 2020
5 .000 06/01/40 1,511,807
1,000,000 New Jersey State, General Obligation Bonds, Various Purpose
Series 2021 - BAM Insured
2 .000 06/01/36 832,715
750,000 Newark Board of Education, Essex County, New Jersey, General
Obligation Bonds, School Energy Savings Series 2021 - BAM
Insured
3 .000 07/15/38 676,115
755,000 Newark Board of Education, Essex County, New Jersey, General
Obligation Bonds, School Energy Savings Series 2021 - BAM
Insured
3 .000 07/15/39 670,831
1,000,000 Newark Board of Education, Essex County, New Jersey, General
Obligation Bonds, School Energy Savings Series 2021 - BAM
Insured
3 .000 07/15/40 875,890
2,400,000 Newark, Essex County, New Jersey, Mass Transit Access Tax
Revenue Bonds, Mulberry Pedestrian Bridge Redevelopment
Project, Series 2022 - AGM Insured
6 .000 11/15/62 2,681,296
1,290,000 Newark, New Jersey, General Obligation Bonds, Refunding
Qualified  General Improvement Series 2025A
5 .000 07/15/26 1,306,008
2,937,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 2,935,205
2,032,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/35 2,018,518
2,000,000 Rahway, New Jersey, General Obligation Bonds, Bond
Anticipation Note Series 2025
4 .000 07/22/26 2,018,036
1,000,000 Sayreville School District, Middlesex County, New Jersey, General
Obligation Bonds, School Series 2022 - BAM Insured
4 .000 01/15/41 1,023,765
2,000,000 South Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, BAN Series 2025A
4 .000 10/19/26 2,023,188
500,000 South Orange Village Township, New Jersey, General Obligation
Bonds, Refunding Series 2020
4 .000 01/15/26 500,758

Portfolio of Investments November 30, 2025
(continued)
NXJ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 4,035,000 Tenafly Board of Education, Bergen County, New Jersey, General
Obligation Bonds, Series 2024
3 .000% 08/01/36 $ 3,968,575
1,000,000 Toms River Board of Education, Ocean County, New Jersey,
General Obligation Bonds, Regional Schools Series 2019
2 .000 07/15/26 986,506
4,620,000 Union County Utilities Authority, New Jersey, Resource Recovery
Facility Lease Revenue Bonds, Covantan Union Inc. Lessee,
Refunding Series 2011B, (AMT)
5 .250 12/01/31 4,628,116
2,515,000 Union County Utilities Authority, New Jersey, Solid Waste System
County Deficiency Revenue Bonds, Series 2011A
5 .000 06/15/41 2,516,384
590,000 Vineland Board of Education, Cumberland County, New Jersey,
General Obligation Bonds, Energy Savings Refunding School
Series 2025 - BAM Insured
5 .000 07/01/40 662,239
500,000 Vineland Board of Education, Cumberland County, New Jersey,
General Obligation Bonds, Energy Savings Refunding School
Series 2025 - BAM Insured
5 .000 07/01/41 553,035
750,000 Vineland Board of Education, Cumberland County, New Jersey,
General Obligation Bonds, Energy Savings Refunding School
Series 2025 - BAM Insured
5 .000 07/01/42 820,219
700,000 Vineland Board of Education, Cumberland County, New Jersey,
General Obligation Bonds, Energy Savings Refunding School
Series 2025 - BAM Insured
4 .500 07/01/43 723,944
700,000 Vineland Board of Education, Cumberland County, New Jersey,
General Obligation Bonds, Energy Savings Refunding School
Series 2025 - BAM Insured
4 .500 07/01/44 721,147
1,515,000 Washington Township Board of Education, Mercer County, New
Jersey, General Obligation Bonds, Series 2005 - AGM Insured
5 .250 01/01/27 1,556,933
TOTAL TAX OBLIGATION/GENERAL 112,451,398
TAX OBLIGATION/LIMITED - 47.3% (27.9% of Total Investments)
4,500,000 Bergen County Improvement Authority, New Jersey, County
Guaranteed Governmental Pooled Project Notes, Series 2025A
4 .000 05/21/26 4,529,020
2,365,000 Bergen County Improvement Authority, New Jersey, County
Guaranteed Revenue Bonds, Bergen New Bridge Medical Center
Project, Series 2022
5 .000 08/01/47 2,493,151
3,775,000 Bergen County Improvement Authority, New Jersey, Guaranteed
Lease Revenue Bonds, County Administration Complex Project,
Series 2005
5 .000 11/15/26 3,864,150
3,065,000 Bergen County Improvement Authority, New Jersey, Lease
Revenue Bonds, County Courthouse Project, County Guaranteed
Series 2024
5 .000 06/01/49 3,310,790
2,000,000 Bergen County Improvement Authority, New Jersey, Lease
Revenue Bonds, County Courthouse Project, County Guaranteed
Series 2024
5 .000 06/01/54 2,154,258
2,605,000 Burlington County Bridge Commission, New Jersey,
Governmental Leasing Program Revenue Bonds, Notes Series
2025C-2
4 .000 07/31/26 2,625,881
440,000 Camden County Improvement Authority, New Jersey, County
Guaranteed Loan Revenue Bonds, Refunding Capital Program
Series 2024B
5 .000 01/15/33 508,519
475,000 Camden County Improvement Authority, New Jersey, County
Guaranteed Loan Revenue Bonds, Refunding Capital Program
Series 2024B
5 .000 01/15/36 547,785
500,000 Camden County Improvement Authority, New Jersey, County
Guaranteed Loan Revenue Bonds, Refunding Capital Program
Series 2024B
5 .000 01/15/37 572,173
1,000,000 Casino Reinvestement Development Authority, New Jersey,
Luxury Tax Revenue Bonds, Series 2024A
5 .000 11/01/40 1,092,634
1,005,000 Casino Reinvestement Development Authority, New Jersey,
Luxury Tax Revenue Bonds, Series 2024A
4 .000 11/01/44 957,562
560,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, County Guaranteed Loan Capital Program, Refunding
Series 2025
5 .000 04/01/26 564,472
590,000 Gloucester County Improvement Authority, New Jersey, Revenue
Bonds, County Guaranteed Loan Capital Program, Refunding
Series 2025
5 .000 04/01/27 609,021

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,965,000 Middlesex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, New Jersey Health + Life
Science Exchange - H-1 Project Series 2023A
5 .000% 08/15/49 $ 2,087,593
8,000,000 (b) Middlesex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, New Jersey Health + Life
Science Exchange - H-1 Project Series 2023A, (UB)
4 .000 08/15/53 7,689,678
5,615,000 Middlesex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, New Jersey Health + Life
Science Exchange - H-1 Project Series 2023A
5 .000 08/15/53 5,882,847
7,785,000 (b) Middlesex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, New Jersey Health + Life
Science Exchange - H-1 Project Series 2023A, (UB)
5 .000 08/15/53 8,156,360
5,445,000 New Jersey Economic Development Authority, Lease Revenue
Bonds, State House Project, Series 2017B
4 .500 06/15/40 5,531,622
2,400,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A
5 .250 11/01/47 2,528,132
1,685,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A
5 .000 11/01/52 1,735,772
5,675,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3 .375 07/01/30 5,605,450
665,364 New Jersey Economic Development Authority, Revenue
Refunding Bonds, Kapkowski Road Landfill Project, Series 2002
6 .500 04/01/28 686,698
1,300,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
5 .000 06/15/31 1,438,022
1,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
5 .000 06/15/32 1,102,775
6,495,000 (b) New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A, (UB)
4 .625 09/01/48 6,638,456
590,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5 .250 09/01/53 619,809
1,140,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/29 1,152,184
655,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/30 661,885
2,000,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A
5 .000 06/15/31 2,020,338
3,495,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2019AA
5 .000 06/15/46 3,560,263
1,250,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022BB
3 .000 06/15/50 944,925
260,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022BB
4 .000 06/15/50 239,580
3,750,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC
5 .000 06/15/42 3,999,314
1,000,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023AA
4 .250 06/15/44 977,283
31,175,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/30 26,748,883
37,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/32 29,807,962
37,945,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/33 29,414,308
5,160,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/34 3,843,646
1,150,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2018A
5 .000 12/15/35 1,211,221
440,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2018A
5 .000 12/15/36 461,834
4,950,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
4 .000 12/15/39 4,955,342
750,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
4 .000 06/15/44 718,586

Portfolio of Investments November 30, 2025
(continued)
NXJ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 6,845,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
3 .500% 06/15/46 $ 5,780,900
2,720,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
4 .000 06/15/50 2,506,374
4,425,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2020AA
5 .000 06/15/45 4,580,902
2,045,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2020AA
3 .000 06/15/50 1,545,897
1,940,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024AA
4 .000 06/15/42 1,880,506
3,170,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024CC
4 .125 06/15/55 2,954,060
600,000 Newark Parking Authority, Essex County, New Jersey, Lease
Revenue Bonds, Parking Facility/Office Project Series 2023 - AGM
Insured
5 .250 02/01/43 625,842
1,250,000 Newark Parking Authority, Essex County, New Jersey, Lease
Revenue Bonds, Parking Facility/Office Project Series 2023 - AGM
Insured
5 .500 02/01/51 1,293,808
1,140,000 Passaic County Improvement Authority, New Jersey, Guaranteed
Revenue Bonds, Senior Housing Project Series 2024
4 .000 11/01/46 1,144,152
750,000 Passaic County Improvement Authority, New Jersey, Guaranteed
Revenue Bonds, Senior Housing Project Series 2024
4 .125 11/01/56 735,295
3,790,000 Passaic County Improvement Authority, New Jersey, Lease
Revenue Bonds, Preakness Healthcare Center Expansion Project,
Refunding Series 2015
3 .750 05/01/36 3,791,011
3,550,000 Passaic County Improvement Authority, New Jersey, Lease
Revenue Bonds, Preakness Healthcare Center Expansion Project,
Series 2012
3 .500 05/01/35 3,550,563
909,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 865,369
1,783,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,738,364
2,899,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 2,827,630
1,059,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 999,770
1,470,000 Union County Improvement Authority, New Jersey, County
Guaranteed Lease Revenue Bonds, Union County Administration
Complex Project, Series 2024
4 .125 04/15/54 1,418,895
1,420,000 Union County Improvement Authority, New Jersey, General
Obligation Lease Bonds, Juvenile Detention Center Facility
Project, Refunding Series 2015A
5 .500 05/01/28 1,520,933
1,425,000 Union County Improvement Authority, New Jersey, General
Obligation Lease Bonds, Juvenile Detention Center Facility
Project, Refunding Series 2015A
5 .500 05/01/29 1,567,016
1,000,000 Union County Improvement Authority, New Jersey, General
Obligation Lease Bonds, Juvenile Detention Center Facility
Project, Refunding Series 2015A
5 .500 05/01/30 1,127,984
1,830,000 Union County Improvement Authority, New Jersey, General
Obligation Lease Bonds, Juvenile Detention Center Facility
Project, Refunding Series 2015A
5 .500 05/01/31 2,114,047
1,915,000 Union County Improvement Authority, New Jersey, General
Obligation Lease Bonds, Juvenile Detention Center Facility
Project, Refunding Series 2015A
5 .500 05/01/32 2,257,093
1,990,000 Union County Improvement Authority, New Jersey, General
Obligation Lease Bonds, Juvenile Detention Center Facility
Project, Refunding Series 2015A
5 .500 05/01/33 2,385,214
2,075,000 Union County Improvement Authority, New Jersey, General
Obligation Lease Bonds, Juvenile Detention Center Facility
Project, Refunding Series 2015A
5 .500 05/01/34 2,524,498
13,760,000 Union County Improvement Authority, New Jersey, Lease
Revenue Bonds, Plainfield - Park Madison Redevelopment
Project, Refunding Series 2013A
5 .000 03/01/34 15,171,252
TOTAL TAX OBLIGATION/LIMITED 251,157,559

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 30.1% (17.8% of Total Investments)
$ 1,000,000 Delaware River and Bay Authority, Delaware and New Jersey,
Revenue Bonds, Refunding Series 2024B
5 .000% 01/01/42 $ 1,107,699
1,000,000 Delaware River and Bay Authority, Delaware and New Jersey,
Revenue Bonds, Refunding Series 2024B
5 .000 01/01/43 1,097,666
1,075,000 Delaware River and Bay Authority, Delaware and New Jersey,
Revenue Bonds, Series 2019
4 .000 01/01/44 1,063,776
665,000 Delaware River and Bay Authority, Delaware and New Jersey,
Revenue Bonds, Series 2024A
5 .000 01/01/49 708,929
1,000,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series
2015 - BAM Insured
4 .000 07/01/34 1,000,584
2,820,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series
2015 - BAM Insured
4 .000 07/01/35 2,821,409
2,005,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series
2019B
5 .000 07/01/28 2,123,426
1,520,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series
2019B
5 .000 07/01/29 1,643,457
3,320,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/42 3,389,306
10,210,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/47 10,329,444
1,050,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2019A
5 .000 07/01/28 1,112,019
1,350,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2019A
5 .000 07/01/29 1,459,649
1,015,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2019A
5 .000 07/01/30 1,098,988
4,140,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds, Refunding Series 2025
5 .000 01/01/37 4,772,469
2,400,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds, Series 2018A
5 .000 01/01/37 2,525,720
6,355,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5 .375 01/01/43 6,360,801
7,815,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5 .625 01/01/52 7,821,357
1,975,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 1999, (AMT)
5 .250 09/15/29 1,977,578
2,250,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B,
(AMT)
5 .625 11/15/30 2,253,902
5,215,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/37 5,293,617
9,110,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/47 9,114,279
2,565,000 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A -
AGM Insured
5 .250 01/01/29 2,770,367
2,000,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2021A
4 .000 01/01/42 2,000,044
2,490,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2021A
4 .000 01/01/51 2,364,917
1,230,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022A
4 .000 01/01/42 1,231,455
2,500,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022A
4 .000 01/01/43 2,474,101
7,500,000 (b) New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022B, (UB)
5 .250 01/01/52 7,963,688
8,500,000 (b) New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2024B, (UB)
4 .125 01/01/54 8,206,248

Portfolio of Investments November 30, 2025
(continued)
NXJ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 3,000,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2024B
5 .250% 01/01/54 $ 3,199,127
5,000,000 (b) New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2025A, (UB)
4 .750 01/01/50 5,187,292
5,000,000 (b) New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2025A, (UB)
4 .750 01/01/55 5,159,471
2,800,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2025A
5 .250 01/01/55 3,023,186
2,750,000 Passaic County Improvement Authority, New Jersey, Revenue
Bonds, Paterson Parking Deck Facility, Series 2005
5 .000 04/15/35 2,754,254
2,890,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Seventy Seventh Series 2013,
(AMT)
4 .000 01/15/43 2,716,618
7,895,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eighteen Series 2019, (AMT)
4 .000 11/01/41 7,743,496
4,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eighteen Series 2019, (AMT)
4 .000 11/01/47 3,644,168
1,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fifth Series 2024
5 .000 09/01/49 1,062,560
1,285,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fifth Series 2024
5 .000 09/01/54 1,355,051
4,500,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fouteen Series 2019, (AMT)
4 .000 09/01/38 4,504,224
2,500,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fouteen Series 2019, (AMT)
4 .000 09/01/39 2,498,966
1,265,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5 .000 07/15/38 1,372,560
2,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Four Series 2022, (AMT)
5 .500 08/01/52 2,119,158
10,720,000 (b) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Six Series 2022, (AMT), (UB)
5 .000 01/15/47 10,974,356
1,385,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2020A
5 .000 11/01/45 1,421,549
2,240,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2022A
4 .625 11/01/47 2,250,148
1,000,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2022A - BAM
Insured
5 .250 11/01/52 1,048,490
1,000,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2025A - BAM
Insured
4 .000 11/01/38 1,031,539
1,000,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2025A - BAM
Insured
4 .000 11/01/39 1,022,231
TOTAL TRANSPORTATION 160,175,339
U.S. GUARANTEED - 1.3% (c)(0.8% of Total Investments)
1,760,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Kennedy Health System Obligated Group Issue,
Refunding Series 2012, (ETM)
3 .750 07/01/27 1,774,090
1,875,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2019AA, (Pre-refunded 12/15/28)
5 .000 06/15/46 2,017,953
1,250,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC, (Pre-refunded 12/15/32)
5 .000 06/15/48 1,453,065
1,610,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC, (Pre-refunded 12/15/32)
5 .500 06/15/50 1,923,263
TOTAL U.S. GUARANTEED 7,168,371
UTILITIES - 6.0% (3.5% of Total Investments)
500,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/28 527,392
505,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/29 539,610
1,970,000 New Jersey Economic Development Authority, Natural Gas
Facilities Revenue Bonds, New Jersey Natural Gas Company
Project, Refunding Series 2011A
2 .750 08/01/39 1,621,224

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,495,000 New Jersey Economic Development Authority, Natural Gas
Facilities Revenue Bonds, New Jersey Natural Gas Company
Project, Refunding Series 2011C, (AMT)
3 .000% 08/01/41 $ 1,256,901
2,355,000 New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, Middlesex Water Company, Series 2019, (AMT)
4 .000 08/01/59 2,067,429
835,000 New Jersey Environmental Infrastructure Trust, Environmental
Infrastructure Bonds, Green Series 2025A-SW1
5 .000 09/01/36 992,921
4,455,000 New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2021A-1
3 .000 09/01/34 4,460,645
925,000 New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2024A-W1
5 .000 09/01/49 991,289
2,700,000 Passaic County Utilities Authority, New Jersey, Solid Waste
Disposal Revenue Bonds, Refunding Series 2018
5 .000 03/01/37 3,046,653
1,365,000 Passaic Valley Water Commission, New Jersey, Water System
Revenue Bonds, Series 2023 - AGM Insured
4 .000 12/01/53 1,320,548
1,500,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/35 1,553,393
1,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
4 .000 07/01/42 917,365
13,000,000 Salem County Pollution Control Financing Authority, New
Jersey, Revenue Bonds, Atlantic City Electric Company Project,
Refunding Series 2020
2 .250 06/01/29 12,319,482
TOTAL UTILITIES 31,614,852
TOTAL MUNICIPAL BONDS
(Cost $890,862,289) 888,181,007
TOTAL LONG-TERM INVESTMENTS
(Cost $890,862,289) 888,181,007
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.4% (1.4% of Total Investments)
X 12,960,000 MUNICIPAL BONDS - 2.4%  (1.4% of Total Investments) X –
EDUCATION AND CIVIC ORGANIZATIONS - 2.1% (1.2% of Total Investments)
$ 11,000,000 (d),(e) Rutgers State University, New Jersey, Revenue Bonds, Series
2009G
2 .200 05/01/39 $ 11,000,000
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 11,000,000
HOUSING/MULTIFAMILY - 0.3% (0.2% of Total Investments)
1,960,000 (e) New Jersey Housing and Mortgage Finance Agency, Multifamily
Housing Revenue Bonds, Meadow Brook Apartments Project,
Series 2006A, (AMT)
2 .900 03/15/40 1,960,000
TOTAL HOUSING/MULTIFAMILY 1,960,000
TOTAL MUNICIPAL BONDS
(Cost $12,960,000) 12,960,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,960,000) 12,960,000
TOTAL INVESTMENTS - 169.6%
(Cost $903,822,289) 901,141,007
FLOATING RATE OBLIGATIONS - (12.0)%   (63,850,000)
VRDP SHARES, NET - (58.9)% (f) (312,847,513)
OTHER ASSETS & LIABILITIES, NET - 1.3% 6,831,736
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 531,275,230
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

Portfolio of Investments November 30, 2025
(continued)
NXJ

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $6,631,982 or 0.7% of Total Investments.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(f) VRDP Shares, Net as a percentage of Total Investments is 34.7%.
NXJ
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 888,181,007 $ – $ 888,181,007
Short-Term Investments:
Municipal Bonds – 12,960,000 – 12,960,000
Total $ – $ 901,141,007 $ – $ 901,141,007